Goodwill (Tables)	12 Months Ended
Mar. 29, 2020
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Changes in Goodwill	Goodwill arising from business combinations is as follows:

	March 29, 2020	March 31, 2019
	$	$
Opening balance	53.1	45.3
Business combination (note 5)	—	7.8
Goodwill	53.1	53.1